Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Jan. 31, 2015
Other Comprehensive Income (Loss), Tax [Abstract]
Composition Of Accumulated Other Comprehensive Income (Loss)
The following table provides the fiscal 2015, 2014 and 2013 changes in the composition of total accumulated other comprehensive income (loss), including the amounts reclassified out of accumulated other comprehensive income (loss) by component for fiscal 2015 and 2014:

(Amounts in millions and net of income taxes)	Currency Translation and Other	Derivative Instruments	Minimum Pension Liability	Total
Balances as of January 31, 2012	$(806)	$(7)	$(597)	$(1,410)
Other comprehensive income (loss) before reclassifications	853	136	(166)	823
Balances as of January 31, 2013	47	129	(763)	(587)
Other comprehensive income (loss) before reclassifications	(2,769)	194	149	(2,426)
Amounts reclassified from accumulated other comprehensive income (loss)	—	13	4	17
Balances as of January 31, 2014	(2,722)	336	(610)	(2,996)
Other comprehensive income (loss) before reclassifications	(3,633)	(496)	(58)	(4,187)
Amounts reclassified from accumulated other comprehensive income (loss)	—	26	(11)	15
Balances as of January 31, 2015	$(6,355)	$(134)	$(679)	$(7,168)